Cover page Cover page	Jan. 22, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 22, 2020
Entity Registrant Name	Strategic Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54376
Entity Tax Identification Number	90-0413866
Entity Address, Address Line One	P.O. Box 5049
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	343-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001446371
Amendment Flag	false